Prepayments, Other Receivables and Other Assets - Schedule of Allowance for ECLs(Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021 CNY (¥)
Prepayments Other Receivables And Other Assets [Line Items]
Value Are Less Than Thousand In Allowance	¥ 1,000